Condensed Financial Information of the Parent Company (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Condensed Financial Information Disclosure [Abstract]
Schedule of Consolidated Financial Statements

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY BALANCE SHEETS

	March 31, 2020	September 30, 2019
	(Unaudited)
ASSETS
Non-current assets
Investment in subsidiaries and VIE	$8,405,375	$6,838,351

Total assets	$8,405,375	$6,838,351

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 5,166,667 shares issued and outstanding as of March 31, 2020 and September 30, 2019	$517	$517
Additional paid-in capital	5,040,156	5,040,156
Retained earnings	4,159,099	2,625,921
Accumulated other comprehensive loss	(794,397)	(828,243)
Total Bon Natural Life Limited shareholders’ equity	8,405,375	6,838,351

Total liabilities and Bon Natural Life Limited shareholders’ equity	$8,405,375	$6,838,351

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

	For the six months ended March 31,
	2020	2019
	(Unaudited)	(Unaudited)

EQUITY IN EARNINGS OF SUBSIDIARIES AND VIE	$1,533,178	$868,015

NET INCOME	1,533,178	868,015
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	33,846	132,151
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$1,567,024	$1,000,166

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the six-month ended March 31,
	2020	2019
	(Unaudited)	(Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$1,533,178	$862,015
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary and VIEs	(1,533,178)	(862,015)
Net cash used in operating activities	-	-

CHANGES IN CASH AND RESTRICTED CASH	-	-

CASH AND RESTRICTED CASH, beginning of period	-	-

CASH AND RESTRICTED CASH, end of period	$-	$-

	September 30, 2019	September 30, 2018
ASSETS
Non-current assets
Investment in subsidiaries and VIE	$6,838,351	$4,546,445

Total assets	$6,838,351	$4,546,445

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 5,166,667 shares issued and outstanding as of September 30, 2019 and 2018, respectively	$517	$517
Additional paid-in capital	5,040,156	5,040,156
Retained earnings	2,625,921	52,118
Accumulated other comprehensive loss	(828,243)	(546,346)
Total Bon Natural Life Limited shareholders’ equity	6,838,351	4,546,445

Total liabilities and Bon Natural Life Limited shareholders’ equity	$6,838,351	$4,546,445

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended September 30,
	2019	2018

EQUITY IN EARNINGS OF SUBSIDIARIES AND VIE	$2,573,803	$223,376

NET INCOME	2,573,803	223,376
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(281,897)	(149,647)
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$2,291,906	$73,729

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended September 30,
	2019	2018

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$2,573,803	$223,376
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary and VIEs	(2,573,803)	(223,376)
Net cash used in operating activities	-	-

CHANGES IN CASH AND RESTRICTED CASH	-	-

CASH AND RESTRICTED CASH, beginning of year	-	-

CASH AND RESTRICTED CASH, end of year	$-	$-